UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-1193

Fidelity Magellan Fund
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	March 31, 2012

Item 1. Reports to Stockholders

Fidelity®

Magellan®

Fund

Annual Report

March 31, 2012

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) website at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2012	Past 1 year	Past 5 years	Past 10 years
Fidelity Magellan Fund	-2.36%	-0.76%	1.55%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Magellan® Fund, a class of the fund, on March 31, 2002. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. stocks rebounded sharply after a summer swoon, as signs of stabilization in the eurozone and better-than-expected U.S. economic and job growth sparked a strong late-period rally that helped several major equity benchmarks notch their biggest first-quarter percentage gains since 1998. Stocks began the 12-month period ending March 31, 2012, on good footing, but the deepening financial crisis in Europe, squabbles over the U.S. debt ceiling and the nation's historic credit-rating downgrade conspired against them throughout the summer and early fall. In October, however, stocks staged a spirited recovery, as investors regained their appetite for riskier assets, supported by improved manufacturing, consumer and employment data. The rally accelerated later in the period and the market broadened beyond high-quality large-cap companies as investor confidence continued to improve. For the full 12 months, the S&P 500® Index rose 8.54%, while the technology-heavy Nasdaq Composite® Index gained 12.31%. Six consecutive months of advances to end the period helped lift the blue-chip-laden Dow Jones Industrial AverageSM 10.18% for the year, and post its best first-quarter point gain in history. Looking abroad, prevailing debt woes curbed results for foreign developed-markets stocks, with the MSCI® EAFE® (Europe, Australasia, Far East) Index falling 5.65%.

Comments from Jeffrey Feingold, who became Portfolio Manager of Fidelity® Magellan® Fund on September 13, 2011: For the year, the fund's Retail Class shares returned -2.36%, significantly behind the S&P 500®. Security selection in the information technology, energy, consumer discretionary and health care sectors detracted, as did positioning in consumer staples. Individual disappointments included Green Mountain Coffee Roasters, maker of Keurig® coffee machines and single-serve K-cups®, whose share price plunged after I bought it in September. It was pressured by the company's modest earnings shortfall, concern over the expiration of its K-cup patent and uncertainty about the future of its relationship with Starbucks. In energy, shares of coal producer Alpha Natural Resources fell sharply after it reported weaker-than-expected earnings due to higher production costs, lower coal prices and the slowdown in China. Within tech, Corning, which makes LCD (liquid crystal display) glass for televisions and personal computers, saw its stock decline amid concerns over pricing and potential slowing in both the TV and PC markets. Conversely, the stock of Japanese Internet media company GREE soared, driven by strong growth in the U.S. and rapid inroads overseas. GREE and Green Mountain were not in the index, and some stocks mentioned were no longer in the portfolio at period end.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2011 to March 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value October 1, 2011	Ending Account Value March 31, 2012	Expenses Paid During Period* October 1, 2011 to March 31, 2012
Magellan	.57%
Actual		$ 1,000.00	$ 1,257.70	$ 3.22
HypotheticalA		$ 1,000.00	$ 1,022.15	$ 2.88
Class K	.44%
Actual		$ 1,000.00	$ 1,258.50	$ 2.48
HypotheticalA		$ 1,000.00	$ 1,022.80	$ 2.23

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of March 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	6.5	6.6
Exxon Mobil Corp.	2.7	1.6
Chevron Corp.	2.6	1.8
JPMorgan Chase & Co.	2.5	0.0
Wells Fargo & Co.	2.5	2.3
General Electric Co.	1.9	1.1
Procter & Gamble Co.	1.7	1.5
Microsoft Corp.	1.7	0.0
Berkshire Hathaway, Inc. Class B	1.7	1.3
Citigroup, Inc.	1.7	1.4
	25.5
Top Five Market Sectors as of March 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	24.1	22.9
Financials	14.6	12.5
Consumer Discretionary	14.2	12.4
Energy	11.2	11.3
Industrials	10.9	10.8
Asset Allocation (% of fund's net assets)
As of March 31, 2012 *		As of September 30, 2011 **
	Stocks 98.1%		Stocks 96.3%
	Convertible Securities 0.1%		Convertible Securities 0.1%
	Short-Term Investments and Net Other Assets (Liabilities) 1.8%		Short-Term Investments and Net Other Assets (Liabilities) 3.6%
* Foreign investments	9.0%	** Foreign investments	16.2%

Annual Report

Investments March 31, 2012

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 14.0%
Auto Components - 0.2%
Autoliv, Inc.	498,600	$ 33,431
Diversified Consumer Services - 0.0%
Anhanguera Educacional Participacoes SA	119,100	1,435
Steiner Leisure Ltd. (a)	66,700	3,257
		4,692
Hotels, Restaurants & Leisure - 3.5%
Arcos Dorados Holdings, Inc.	1,047,299	18,946
Brinker International, Inc.	1,487,000	40,967
Chipotle Mexican Grill, Inc. (a)	98,800	41,298
Dunkin' Brands Group, Inc. (d)	2,392,798	72,047
Las Vegas Sands Corp.	323,000	18,595
McDonald's Corp.	2,473,100	242,611
Starbucks Corp.	2,446,212	136,719
		571,183
Household Durables - 2.6%
D.R. Horton, Inc.	5,511,911	83,616
Leggett & Platt, Inc. (d)	1,964,400	45,201
Lennar Corp. Class A (d)	3,262,685	88,680
Ryland Group, Inc. (d)	679,360	13,098
Tempur-Pedic International, Inc. (a)	977,076	82,495
Toll Brothers, Inc. (a)	3,273,654	78,535
Tupperware Brands Corp.	526,500	33,433
		425,058
Internet & Catalog Retail - 1.1%
Amazon.com, Inc. (a)	448,104	90,746
Groupon, Inc. Class A (a)(d)	348,500	6,405
Priceline.com, Inc. (a)	119,986	86,090
		183,241
Multiline Retail - 1.1%
Dollar General Corp. (a)	1,951,800	90,173
Dollar Tree, Inc. (a)	1,000,744	94,560
		184,733
Specialty Retail - 4.2%
AutoZone, Inc. (a)	247,300	91,946
Bed Bath & Beyond, Inc. (a)	931,400	61,258
Collective Brands, Inc. (a)	181,960	3,577
H&M Hennes & Mauritz AB (B Shares)	47,253	1,710
Limited Brands, Inc.	1,919,848	92,153
Lowe's Companies, Inc.	4,233,400	132,844
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
PetSmart, Inc.	919,600	$ 52,620
Sally Beauty Holdings, Inc. (a)	1,371,600	34,016
Teavana Holdings, Inc. (a)(d)	468,900	9,247
TJX Companies, Inc.	3,955,400	157,069
Tractor Supply Co.	648,100	58,692
		695,132
Textiles, Apparel & Luxury Goods - 1.3%
Deckers Outdoor Corp. (a)	178,653	11,264
Michael Kors Holdings Ltd.	96,400	4,491
PVH Corp.	719,204	64,246
Ralph Lauren Corp.	313,600	54,670
VF Corp.	551,630	80,527
		215,198
TOTAL CONSUMER DISCRETIONARY		2,312,668
CONSUMER STAPLES - 7.9%
Beverages - 1.6%
Anheuser-Busch InBev SA NV	390,360	28,428
Beam, Inc.	1,246,300	72,996
Dr Pepper Snapple Group, Inc.	1,964,673	79,000
Embotelladora Andina SA ADR	213,400	5,947
Pernod Ricard SA	334,500	34,975
SABMiller PLC	849,900	34,115
		255,461
Food & Staples Retailing - 1.3%
CVS Caremark Corp.	2,774,772	124,310
Drogasil SA	1,500,000	14,581
United Natural Foods, Inc. (a)	7	0
Wal-Mart de Mexico SA de CV Series V	5,108,100	17,189
Whole Foods Market, Inc.	696,713	57,967
		214,047
Food Products - 0.5%
Green Mountain Coffee Roasters, Inc. (a)(d)	1,084,800	50,812
Nestle SA	561,381	35,323
		86,135
Household Products - 3.0%
Colgate-Palmolive Co.	1,327,376	129,791
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Household Products - continued
Kimberly-Clark Corp.	1,092,038	$ 80,691
Procter & Gamble Co.	4,220,600	283,667
		494,149
Personal Products - 1.5%
Estee Lauder Companies, Inc. Class A	672,800	41,673
Herbalife Ltd.	1,358,500	93,492
Nu Skin Enterprises, Inc. Class A	1,709,981	99,025
Schiff Nutrition International, Inc. (a)(e)	1,489,798	18,310
		252,500
TOTAL CONSUMER STAPLES		1,302,292
ENERGY - 11.2%
Energy Equipment & Services - 1.5%
Cameron International Corp. (a)	1,068,700	56,459
Dresser-Rand Group, Inc. (a)	482,853	22,400
Ensco International Ltd. ADR	288,900	15,291
Helix Energy Solutions Group, Inc. (a)	803,300	14,299
McDermott International, Inc. (a)	1,176,000	15,065
National Oilwell Varco, Inc.	976,900	77,634
Schlumberger Ltd.	522,762	36,557
		237,705
Oil, Gas & Consumable Fuels - 9.7%
Alpha Natural Resources, Inc. (a)	1,068,770	16,256
Amyris, Inc. (a)	329,600	1,707
Anadarko Petroleum Corp.	1,153,700	90,381
Atlas Pipeline Partners, LP	221,500	7,837
Cabot Oil & Gas Corp.	1,219,818	38,022
Chesapeake Energy Corp.	1,026,300	23,779
Chevron Corp.	3,957,600	424,413
Exxon Mobil Corp.	5,220,324	452,759
Hess Corp.	996,700	58,755
HollyFrontier Corp.	1,293,100	41,573
Inergy Midstream LP	151,162	3,161
Marathon Oil Corp.	2,150,100	68,158
Marathon Petroleum Corp.	1,380,200	59,845
Murphy Oil Corp.	513,400	28,889
Occidental Petroleum Corp.	1,879,900	179,023
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Royal Dutch Shell PLC Class A sponsored ADR	928,200	$ 65,095
Valero Energy Corp.	1,635,900	42,157
		1,601,810
TOTAL ENERGY		1,839,515
FINANCIALS - 14.6%
Capital Markets - 1.6%
Charles Schwab Corp.	3,752,568	53,924
Morgan Stanley	8,415,768	165,286
TD Ameritrade Holding Corp.	1,882,076	37,152
		256,362
Commercial Banks - 4.2%
Aozora Bank Ltd.	2,202,000	6,400
Barclays PLC	4,321,184	16,284
CIT Group, Inc. (a)	397,600	16,397
First Republic Bank (a)	271,400	8,940
U.S. Bancorp	7,675,359	243,155
UMB Financial Corp.	11,000	492
Wells Fargo & Co.	11,876,955	405,479
		697,147
Consumer Finance - 0.5%
Capital One Financial Corp.	590,700	32,926
Discover Financial Services	500,000	16,670
SLM Corp.	1,799,600	28,362
		77,958
Diversified Financial Services - 4.8%
Bank of America Corp.	3,966,800	37,962
CBOE Holdings, Inc.	605,000	17,194
Citigroup, Inc.	7,562,816	276,421
CME Group, Inc.	87,800	25,403
JPMorgan Chase & Co.	8,994,898	413,585
ORIX Corp.	169,060	16,237
		786,802
Insurance - 2.2%
Berkshire Hathaway, Inc. Class B (a)	3,446,166	279,656
MetLife, Inc.	2,458,321	91,818
		371,474
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - 1.0%
American Tower Corp.	2,176,761	$ 137,179
CBL & Associates Properties, Inc.	1,783,763	33,749
		170,928
Real Estate Management & Development - 0.3%
Rialto Real Estate Fund LP (e)(h)(i)	500,000	38,476
RREF CMBS AIV, LP (e)(i)(j)	500,000	11,454
		49,930
TOTAL FINANCIALS		2,410,601
HEALTH CARE - 10.7%
Biotechnology - 4.3%
Achillion Pharmaceuticals, Inc. (a)	563,071	5,394
Acorda Therapeutics, Inc. (a)	750,000	19,913
Affymax, Inc. (a)	540,100	6,341
Alexion Pharmaceuticals, Inc. (a)	441,960	41,040
Alkermes PLC (a)	898,500	16,667
Alnylam Pharmaceuticals, Inc. (a)	306,300	3,391
Amgen, Inc.	2,023,466	137,575
Amicus Therapeutics, Inc. (a)(e)	4,363,900	23,041
Ardea Biosciences, Inc. (a)	685,900	14,925
ARIAD Pharmaceuticals, Inc. (a)	1,660,771	26,489
ArQule, Inc. (a)	2,562,563	17,964
Biogen Idec, Inc. (a)	987,404	124,383
BioMarin Pharmaceutical, Inc. (a)	1,278,539	43,790
Clinical Data, Inc. rights 4/4/18 (a)	988,714	0
Clovis Oncology, Inc. (d)	375,200	9,549
Dynavax Technologies Corp. (a)	870,800	4,406
Exelixis, Inc. (a)	656,684	3,402
Gilead Sciences, Inc. (a)	579,300	28,299
Halozyme Therapeutics, Inc. (a)	149,100	1,903
InterMune, Inc. (a)	691,000	10,137
Lexicon Pharmaceuticals, Inc. (a)	6,131,300	11,404
Medivation, Inc. (a)	260,100	19,435
Merrimack Pharmaceuticals, Inc.	285,300	1,766
Neurocrine Biosciences, Inc. (a)	1,799,693	14,344
NPS Pharmaceuticals, Inc. (a)	49,700	340
Synageva BioPharma Corp. (a)	260,120	9,331
Theravance, Inc. (a)	475,000	9,263
Threshold Pharmaceuticals, Inc. (a)(d)	2,331,900	20,521
United Therapeutics Corp. (a)	343,100	16,170
Vertex Pharmaceuticals, Inc. (a)	995,000	40,805
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Vical, Inc. (a)	2,756,700	$ 9,373
ZIOPHARM Oncology, Inc. (a)	1,331,069	7,188
		698,549
Health Care Equipment & Supplies - 0.9%
Alere, Inc. (a)	1,541,900	40,105
Covidien PLC	1,397,000	76,388
HeartWare International, Inc. (a)	319,500	20,988
MELA Sciences, Inc. (a)(d)	299,500	1,339
		138,820
Health Care Providers & Services - 2.9%
Aetna, Inc.	735,302	36,883
Brookdale Senior Living, Inc. (a)	878,244	16,441
Express Scripts, Inc. (a)	1,556,161	84,313
Health Net, Inc. (a)	452,200	17,961
McKesson Corp.	718,200	63,036
Medco Health Solutions, Inc. (a)	344,800	24,239
UnitedHealth Group, Inc.	2,688,200	158,443
WellPoint, Inc.	1,097,381	80,987
		482,303
Health Care Technology - 0.1%
athenahealth, Inc. (a)	273,700	20,287
Life Sciences Tools & Services - 0.2%
Illumina, Inc. (a)	671,400	35,322
Pharmaceuticals - 2.3%
Allergan, Inc.	19,300	1,842
AVANIR Pharmaceuticals Class A (a)	3,362,600	11,500
Elan Corp. PLC sponsored ADR (a)	2,986,400	44,826
Eli Lilly & Co.	2,364,979	95,238
GlaxoSmithKline PLC sponsored ADR	926,900	41,627
Jazz Pharmaceuticals PLC (a)	329,900	15,990
Optimer Pharmaceuticals, Inc. (a)	22,300	310
Sanofi SA sponsored ADR	1,680,804	65,131
Shire PLC sponsored ADR	319,500	30,273
Valeant Pharmaceuticals International, Inc. (Canada) (a)	797,000	42,736
ViroPharma, Inc. (a)	1,058,500	31,829
XenoPort, Inc. (a)	254,100	1,143
		382,445
TOTAL HEALTH CARE		1,757,726
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 10.9%
Aerospace & Defense - 3.1%
BE Aerospace, Inc. (a)	525,600	$ 24,425
Precision Castparts Corp.	420,000	72,618
Raytheon Co.	2,079,900	109,777
Rockwell Collins, Inc.	641,471	36,923
Textron, Inc.	1,799,910	50,091
United Technologies Corp.	2,616,500	217,013
		510,847
Airlines - 0.2%
Copa Holdings SA Class A	447,400	35,434
Building Products - 0.2%
Owens Corning (a)	1,170,152	42,161
Construction & Engineering - 0.7%
Fluor Corp.	1,604,078	96,309
MYR Group, Inc. (a)(e)	1,037,100	18,523
		114,832
Electrical Equipment - 1.4%
Alstom SA	222,119	8,668
AMETEK, Inc.	1,072,919	52,047
Cooper Industries PLC Class A	27,900	1,784
Emerson Electric Co.	1,776,263	92,685
Hubbell, Inc. Class B	481,200	37,813
Regal-Beloit Corp.	520,519	34,120
Roper Industries, Inc.	17,100	1,696
		228,813
Industrial Conglomerates - 1.9%
General Electric Co.	15,715,878	315,418
Machinery - 1.7%
Cummins, Inc.	1,549,070	185,950
Fanuc Corp.	53,200	9,525
Illinois Tool Works, Inc.	29,800	1,702
Ingersoll-Rand PLC	2,118,111	87,584
		284,761
Marine - 0.1%
DryShips, Inc. (a)	2,689,700	9,360
Professional Services - 1.5%
Advisory Board Co. (a)	21,568	1,911
Bureau Veritas SA	129,491	11,398
IHS, Inc. Class A (a)	186,000	17,419
Manpower, Inc.	1,095,720	51,904
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Professional Services - continued
Qualicorp SA	2,521,400	$ 21,611
Randstad Holding NV (d)	455,300	17,178
Robert Half International, Inc.	1,955,303	59,246
Towers Watson & Co.	1,034,349	68,339
		249,006
Road & Rail - 0.1%
Quality Distribution, Inc. (a)	968,100	13,340
TOTAL INDUSTRIALS		1,803,972
INFORMATION TECHNOLOGY - 24.1%
Communications Equipment - 2.7%
Acme Packet, Inc. (a)	287,900	7,923
Cisco Systems, Inc.	8,601,756	181,927
Motorola Solutions, Inc.	4,516,927	229,595
Polycom, Inc. (a)	1,651,873	31,501
Tessco Technologies, Inc.	11,130	283
		451,229
Computers & Peripherals - 7.5%
Apple, Inc. (a)	1,788,559	1,072,184
EMC Corp. (a)	3,483,856	104,098
Gemalto NV	272,110	17,960
SanDisk Corp. (a)	830,200	41,170
		1,235,412
Electronic Equipment & Components - 0.3%
Arrow Electronics, Inc. (a)	1,124,270	47,186
Internet Software & Services - 2.8%
Baidu.com, Inc. sponsored ADR (a)	287,300	41,880
Bankrate, Inc.	66,800	1,653
Bazaarvoice, Inc.	59,800	1,188
Cornerstone OnDemand, Inc.	1,754,100	38,310
Demandware, Inc.	29,700	885
eBay, Inc. (a)	2,782,710	102,654
Google, Inc. Class A (a)	347,100	222,574
Mail.ru Group Ltd.:
GDR (a)(f)	40,300	1,590
GDR (Reg. S) (a)	475,500	18,758
Saba Software, Inc. (a)	276,234	2,710
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
VeriSign, Inc.	327,500	$ 12,556
Yandex NV	565,500	15,195
		459,953
IT Services - 3.8%
Cognizant Technology Solutions Corp. Class A (a)	2,454,775	188,895
EPAM Systems, Inc.	243,200	4,990
Fiserv, Inc. (a)	571,857	39,681
IBM Corp.	1,319,500	275,314
MasterCard, Inc. Class A	178,900	75,235
Paychex, Inc.	1,278,000	39,605
		623,720
Semiconductors & Semiconductor Equipment - 2.1%
ASML Holding NV	574,901	28,826
Avago Technologies Ltd.	665,888	25,950
Broadcom Corp. Class A	1,083,993	42,601
Cirrus Logic, Inc. (a)	280,103	6,666
Freescale Semiconductor Holdings I Ltd.	1,160,126	17,854
Intersil Corp. Class A	726,700	8,139
KLA-Tencor Corp.	374,622	20,387
Marvell Technology Group Ltd. (a)	2,687,300	42,271
NVIDIA Corp. (a)	1,629,618	25,080
NXP Semiconductors NV (a)	2,338,400	62,225
Skyworks Solutions, Inc. (a)	1,434,800	39,672
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,691,935	25,853
TriQuint Semiconductor, Inc. (a)	1,216,900	8,391
		353,915
Software - 4.9%
Aspen Technology, Inc. (a)	1,182,400	24,275
Autodesk, Inc. (a)	936,400	39,628
Check Point Software Technologies Ltd. (a)	55,900	3,569
Citrix Systems, Inc. (a)	805,700	63,578
Fortinet, Inc. (a)	618,500	17,102
Guidewire Software, Inc.	328,594	10,114
Jive Software, Inc. (d)	354,273	9,622
Kenexa Corp. (a)	643,900	20,115
MICROS Systems, Inc. (a)	484,700	26,799
Microsoft Corp.	8,789,000	283,445
Nexon Co. Ltd. (d)	374,700	6,597
Red Hat, Inc. (a)	692,357	41,465
salesforce.com, Inc. (a)	1,305,779	201,756
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Sourcefire, Inc. (a)	365,500	$ 17,592
VMware, Inc. Class A (a)	243,715	27,386
Zynga, Inc. (d)	528,500	6,950
		799,993
TOTAL INFORMATION TECHNOLOGY		3,971,408
MATERIALS - 2.9%
Chemicals - 1.8%
Albemarle Corp.	259,307	16,575
CF Industries Holdings, Inc.	263,000	48,037
LyondellBasell Industries NV Class A	798,300	34,846
Monsanto Co.	1,160,000	92,522
Praxair, Inc.	645,632	74,015
W.R. Grace & Co. (a)	591,105	34,166
		300,161
Metals & Mining - 1.1%
AngloGold Ashanti Ltd. sponsored ADR	268,879	9,927
Barrick Gold Corp.	225,400	9,795
Commercial Metals Co.	1,168,600	17,319
Goldcorp, Inc.	243,201	10,961
Ivanhoe Mines Ltd. (a)	1,956,480	30,773
Newcrest Mining Ltd.	325,893	10,016
Newmont Mining Corp.	870,300	44,620
Nucor Corp.	38,400	1,649
Reliance Steel & Aluminum Co.	457,600	25,845
Royal Gold, Inc.	160,300	10,455
		171,360
TOTAL MATERIALS		471,521
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.0%
inContact, Inc. (a)	363,600	2,029
Wireless Telecommunication Services - 0.7%
SBA Communications Corp. Class A (a)	2,385,263	121,195
TOTAL TELECOMMUNICATION SERVICES		123,224
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 0.9%
Electric Utilities - 0.9%
Edison International	1,374,878	$ 58,446
NextEra Energy, Inc.	1,406,200	85,891
		144,337
TOTAL COMMON STOCKS (Cost $13,561,300)		16,137,264
Nonconvertible Preferred Stocks - 0.2%

CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.2%
Volkswagen AG (Cost $36,754)	193,500	34,025
Convertible Bonds - 0.1%
Principal Amount (000s)
MATERIALS - 0.1%
Metals & Mining - 0.1%
Ivanplats Ltd. 8% 11/10/14 pay-in-kind (g)(i) (Cost $10,249)	$ 9,882	10,249
Money Market Funds - 3.1%
	Shares
Fidelity Cash Central Fund, 0.14% (b)	407,584,601	407,585
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	107,134,746	107,135
TOTAL MONEY MARKET FUNDS (Cost $514,720)		514,720
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $14,123,023)		16,696,258
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(217,862)
NET ASSETS - 100%		$ 16,478,396
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,590,000 or 0.0% of net assets.

(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(h) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes which is owned by the Fund.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $60,179,000 or 0.4% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Ivanplats Ltd. 8% 11/10/14 pay-in-kind	3/28/12	$ 10,249
Rialto Real Estate Fund LP	2/24/11 - 3/26/12	$ 32,703
RREF CMBS AIV, LP	8/10/11 - 3/26/12	$ 9,533
(j) Investment represents the Fund's ownership interest in a limited partnership, which is under common ownership and management with Rialto Real Estate Fund, LP.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 428
Fidelity Securities Lending Cash Central Fund	13,078
Total	$ 13,506
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Amicus Therapeutics, Inc.	$ -	$ 24,918	$ -	$ -	$ 23,041
Applied Materials, Inc.	1,033,881	-	809,094	6,755	-
Brookdale Senior Living, Inc.	301,255	-	166,335	-	-
D.R. Horton, Inc.	186,271	-	107,111	1,691	-
eAccess Ltd.	87,922	37,724	63,273	552	-
Eagle Materials, Inc.	81,820	-	46,779	457	-
EnerSys	107,178	-	54,606	-	-
Equifax, Inc.	290,802	-	262,158	1,038	-
Greatbatch, Inc.	61,342	-	46,980	-	-
Integra LifeSciences Holdings Corp.	71,130	-	46,506	-	-
KB Home	50,855	-	25,102	511	-
MYR Group, Inc.	24,807	-	-	-	18,523
Peak Sport Products Co. Ltd.	40,201	52,998	35,211	2,127	-
PT Lippo Karawaci Tbk	86,026	10,081	101,311	549	-
Rialto Real Estate Fund LP	19,805	22,067	9,892	618	38,476
RREF CMBS AIV, LP	-	9,533	-	101	11,454
Schiff Nutrition International, Inc.	-	14,666	-	-	18,310
Terreno Realty Corp.	17,230	-	12,684	191	-
The St. Joe Co.	171,830	37,508	123,900	-	-
Toll Brothers, Inc.	254,105	-	156,690	-	-
United Natural Foods, Inc.	200,226	-	167,497	-	-
Total	$ 3,086,686	$ 209,495	$ 2,235,129	$ 14,590	$ 109,804
Other Information

The following is a summary of the inputs used, as of March 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 2,346,693	$ 2,346,693	$ -	$ -
Consumer Staples	1,302,292	1,273,864	28,428	-
Energy	1,839,515	1,839,515	-	-
Financials *	2,410,601	2,321,750	38,921	49,930
Health Care	1,757,726	1,757,726	-	-
Industrials	1,803,972	1,794,447	9,525	-
Information Technology	3,971,408	3,964,811	6,597	-
Materials	471,521	471,521	-	-
Telecommunication Services	123,224	123,224	-	-
Utilities	144,337	144,337	-	-
Corporate Bonds	10,249	-	-	10,249
Money Market Funds	514,720	514,720	-	-
Total Investments in Securities:	$ 16,696,258	$ 16,552,608	$ 83,471	$ 60,179
* The Fund has an unfunded commitment of $7,764 outstanding as of period end.
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 19,805
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	8,417
Cost of Purchases	41,849
Proceeds of Sales	(9,892)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 60,179
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2012	$ 8,417

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	March 31, 2012

Assets
Investment in securities, at value (including securities loaned of $104,129) - See accompanying schedule: Unaffiliated issuers (cost $13,513,001)	$ 16,071,734
Fidelity Central Funds (cost $514,720)	514,720
Other affiliated issuers (cost $95,302)	109,804
Total Investments (cost $14,123,023)		$ 16,696,258
Cash		6,276
Receivable for investments sold		86,495
Receivable for fund shares sold		4,056
Dividends receivable		12,805
Interest receivable		309
Distributions receivable from Fidelity Central Funds		519
Receivable for daily variation margin on futures contracts		391
Prepaid expenses		23
Other receivables		1,574
Total assets		16,808,706

Liabilities
Payable for investments purchased	$ 66,939
Payable for fund shares redeemed	148,267
Accrued management fee	4,145
Other affiliated payables	2,295
Other payables and accrued expenses	1,529
Collateral on securities loaned, at value	107,135
Total liabilities		330,310

Net Assets		$ 16,478,396
Net Assets consist of:
Paid in capital		$ 15,310,644
Undistributed net investment income		30,178
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,435,680)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,573,254
Net Assets		$ 16,478,396

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	March 31, 2012

Magellan: Net Asset Value, offering price and redemption price per share ($13,664,547 ÷ 186,426 shares)	$ 73.30

Class K: Net Asset Value, offering price and redemption price per share ($2,813,849 ÷ 38,421 shares)	$ 73.24

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended March 31, 2012

Investment Income
Dividends (including $14,590 earned from other affiliated issuers)		$ 204,656
Interest		919
Income from Fidelity Central Funds (including $13,078 from security lending)		13,506
Total income		219,081

Expenses
Management fee Basic fee	$ 100,035
Performance adjustment	(37,938)
Transfer agent fees	28,720
Accounting and security lending fees	1,675
Custodian fees and expenses	608
Independent trustees' compensation	115
Depreciation in deferred trustee compensation account	(2)
Registration fees	96
Audit	224
Legal	115
Interest	3
Miscellaneous	210
Total expenses before reductions	93,861
Expense reductions	(1,727)	92,134
Net investment income (loss)		126,947
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,677,498
Other affiliated issuers	(469,546)
Foreign currency transactions	(5,174)
Futures contracts	(778)
Total net realized gain (loss)		1,202,000
Change in net unrealized appreciation (depreciation) on: Investment securities	(2,242,753)
Assets and liabilities in foreign currencies	(82)
Total change in net unrealized appreciation (depreciation)		(2,242,835)
Net gain (loss)		(1,040,835)
Net increase (decrease) in net assets resulting from operations		$ (913,888)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended March 31, 2012	Year ended March 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 126,947	$ 192,681
Net realized gain (loss)	1,202,000	163,889
Change in net unrealized appreciation (depreciation)	(2,242,835)	2,240,186
Net increase (decrease) in net assets resulting from operations	(913,888)	2,596,756
Distributions to shareholders from net investment income	(109,872)	(183,103)
Distributions to shareholders from net realized gain	(6,512)	(23,072)
Total distributions	(116,384)	(206,175)
Share transactions - net increase (decrease)	(5,372,611)	(4,632,398)
Total increase (decrease) in net assets	(6,402,883)	(2,241,817)

Net Assets
Beginning of period	22,881,279	25,123,096
End of period (including undistributed net investment income of $30,178 and undistributed net investment income of $21,675, respectively)	$ 16,478,396	$ 22,881,279

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Magellan

Years ended March 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 75.56	$ 67.56	$ 44.63	$ 82.26	$ 91.32
Income from Investment Operations
Net investment income (loss) B	.47	.56 E	.29	.32	.34
Net realized and unrealized gain (loss)	(2.30)	8.05	23.02	(34.98)	2.72
Total from investment operations	(1.83)	8.61	23.31	(34.66)	3.06
Distributions from net investment income	(.41)	(.54)	(.36)	(.11)	(.44)
Distributions from net realized gain	(.02)	(.07)	(.02)	(2.86)	(11.68)
Total distributions	(.43)	(.61)	(.38)	(2.97)	(12.12)
Net asset value, end of period	$ 73.30	$ 75.56	$ 67.56	$ 44.63	$ 82.26
Total Return A	(2.36)%	12.82%	52.33%	(43.81)%	2.08%
Ratios to Average Net Assets C,F
Expenses before reductions	.54%	.60%	.75%	.71%	.73%
Expenses net of fee waivers, if any	.54%	.60%	.75%	.71%	.73%
Expenses net of all reductions	.53%	.59%	.74%	.71%	.72%
Net investment income (loss)	.69%	.83% E	.49%	.51%	.37%
Supplemental Data
Net assets, end of period (in millions)	$ 13,665	$ 19,398	$ 22,628	$ 17,225	$ 38,322
Portfolio turnover rate D	99%	42%	39%	67%	57%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .63%.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class K

Years ended March 31,	2012	2011	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 75.51	$ 67.53	$ 44.61	$ 85.82
Income from Investment Operations
Net investment income (loss) D	.56	.65 G	.38	.30
Net realized and unrealized gain (loss)	(2.30)	8.04	23.02	(41.32)
Total from investment operations	(1.74)	8.69	23.40	(41.02)
Distributions from net investment income	(.50)	(.64)	(.46)	(.19)
Distributions from net realized gain	(.02)	(.07)	(.02)	-
Total distributions	(.53) J	(.71)	(.48)	(.19)
Net asset value, end of period	$ 73.24	$ 75.51	$ 67.53	$ 44.61
Total Return B,C	(2.23)%	12.97%	52.59%	(47.79)%
Ratios to Average Net Assets E,I
Expenses before reductions	.42%	.46%	.59%	.55% A
Expenses net of fee waivers, if any	.42%	.46%	.59%	.55% A
Expenses net of all reductions	.41%	.46%	.58%	.55% A
Net investment income (loss)	.82%	.97% G	.65%	.79% A
Supplemental Data
Net assets, end of period (in millions)	$ 2,814	$ 3,483	$ 2,495	$ 1,415
Portfolio turnover rate F	99%	42%	39%	67%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .77%.

H For the period May 9, 2008 (commencement of sale of shares) to March 31, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.53 per share is comprised of distributions from net investment income of $.504 and distributions from net realized gain of $.022 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended March 31, 2012

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Magellan® Fund (the Fund) is a fund of Fidelity Magellan Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Magellan and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Annual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of March 31, 2012, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Annual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of March 31, 2012, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 2,966,805
Gross unrealized depreciation	(418,132)
Net unrealized appreciation (depreciation) on securities and other investments	$ 2,548,673

Tax Cost	$ 14,147,585

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 31,573
Capital loss carryforward	$ (1,392,267)
Net unrealized appreciation (depreciation)	$ 2,548,692

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. Capital loss carryforwards were as follows:

Fiscal year of expiration
2018	$ (1,392,267)

The tax character of distributions paid was as follows:

	March 31, 2012	March 31, 2011
Ordinary Income	$ 116,384	$ 206,175

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including futures contracts, in order to meet its investment objectives. The strategy is to use derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

5. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

The underlying face amount at value of open futures contracts at period end, if any, is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Cash deposited to meet initial margin requirements is shown as segregated cash in the Statement of Assets and Liabilities.

During the period the Fund recognized net realized gain (loss) of $(778) related to its investment in futures contracts. This amount is included in the Statement of Operations.

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $17,799,307 and $23,224,825, respectively.

Annual Report

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Magellan as compared to an appropriate benchmark index. For the period, the total annual management fee rate, including the performance adjustment, was .35% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Magellan. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Magellan	$ 27,240.18
Class K	1,480.05
	$ 28,720

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $719 for the period.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

7. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 37,329.35%		$ 3

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $50 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $4,519. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds and includes $284 from securities loaned to FCM.

Annual Report

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1,727 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and Class K's transfer agent expenses by two hundred thirteen dollars and one hundred ninety dollars, respectively.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended March 31,	2012	2011
From net investment income
Magellan	$ 88,381	$ 155,880
Class K	21,491	27,223
Total	$ 109,872	$ 183,103
From net realized gain
Magellan	$ 5,520	$ 20,450
Class K	992	2,622
Total	$ 6,512	$ 23,072

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended March 31,	2012	2011	2012	2011
Magellan
Shares sold	6,338	13,052	$ 433,996	$ 874,215
Reinvestment of distributions	1,358	2,460	89,962	169,801
Shares redeemed	(78,006)	(93,705)	(5,386,827)	(6,286,234)
Net increase (decrease)	(70,310)	(78,193)	$ (4,862,869)	$ (5,242,218)
Class K
Shares sold	13,283	21,632	$ 902,426	$ 1,466,317
Reinvestment of distributions	341	432	22,483	29,845
Shares redeemed	(21,336)	(12,884)	(1,434,651)	(886,342)
Net increase (decrease)	(7,712)	9,180	$ (509,742)	$ 609,820

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees and Shareholders of Fidelity Magellan Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Magellan Fund at March 31, 2012 the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Magellan Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

May 17, 2012

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 228 funds advised by FMR or an affiliate. Mr. Curvey oversees 432 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Acting Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
James C. Curvey (76)

Year of Election or Appointment: 2007

Mr. Curvey is Trustee and Acting Chairman of the Board of Trustees of certain Trusts. Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Ronald P. O'Hanley (55)

Year of Election or Appointment: 2011

Mr. O'Hanley is Director of FMR Co., Inc. (2010-present), Director of Fidelity Investments Money Management, Inc. (2010-present), Director of Fidelity Research & Analysis Company (2010-present), President of Fidelity Asset Management and Corporate Services and a member of Fidelity's Executive Committee (2010-present). Previously, Mr. O'Hanley served as President and Chief Executive Officer of BNY Mellon Asset Management (2007-2010). Mr. O'Hanley also served as Vice Chairman of Bank New York Mellon Corp. and a member of that firm's Executive Committee. Prior to the 2007 merger of The Bank of New York and Mellon Financial Corporation, he was Vice Chairman of Mellon Financial Corporation and President and Chief Executive Officer of Mellon Asset Management. He joined Mellon in February 1997. Mr. O'Hanley currently serves as Chairman of the Boston Public Library Foundation Board of Directors and sits on the Board of Directors of Beth Israel Deaconess Medical Center, the Board of Trustees of the Marine Biological Laboratory and the Advisory Board of the Maxwell School of Citizenship and Public Administration at Syracuse University. Mr. O'Hanley also chairs the Council on Asset Management for the Financial Services Roundtable and is a member of the Board of Directors of Institutional Investor's U.S. Institute.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (63)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (58)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's, Inc. (restaurant and entertainment complexes, 2010-present), The Hillman Companies, Inc. (hardware wholesalers, 2010-present), and Bristol-Myers Squibb Company (global pharmaceuticals, 2007-present). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for the Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (68)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is also a member of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (1999-present); a member of the Board of Trustees of Fairfield University (2005-present); and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (67)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Robert W. Selander (61)

Year of Election or Appointment: 2011

Previously, Mr. Selander served as a Member of the Advisory Board of Fidelity's Equity and High Income Funds (2011), Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (67)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors of the Teagle Foundation (2009-present). Ms. Small is also a member of the Investment Committee, and Chair (2008-present) and a member of the Board of Trustees of Smith College. In addition, Ms. Small serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (72)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Vice Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of Univar (global distributor of commodity and specialty chemicals, 2010-present), a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment, 2005-present). Mr. Stavropoulos is a special advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (62)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (61)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), as a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

Annual Report

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Members and Executive Officers:

Correspondence intended for each executive officer Edward C. Johnson 3d, and Peter S. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (81)

Year of Election or Appointment: 2011

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC, and also serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as a Trustee and Chairman of the Board of certain Fidelity Trusts, Chairman and a Director of FMR, Chairman and a Director of FMR Co., Inc., and President of FMR LLC (2006-2007).

Peter S. Lynch (68)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (42)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as President and Treasurer (2010-present) and Assistant Treasurer (2009-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Bruce T. Herring (46)

Year of Election or Appointment: 2006

Vice President of certain Equity Funds. Mr. Herring also serves as President of Fidelity Research & Analysis Company (2010-present), Chief Investment Officer and Director of Fidelity Management & Research (U.K.) Inc. (2010-present) and Group Chief Investment Officer of FMR. Previously, Mr. Herring served as Vice President (2005-2006) and Senior Vice President (2006-2007) of Fidelity Management & Research Company, Vice President of FMR Co., Inc. (2001-2007) and as a portfolio manager for Fidelity U.S. Equity Funds.

Brian B. Hogan (47)

Year of Election or Appointment: 2009

Vice President of Equity and High Income Funds. Mr. Hogan also serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Scott C. Goebel (44)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (43)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Holly C. Laurent (57)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (53)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Joseph A. Hanlon (43)

Year of Election or Appointment: 2012

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Hanlon serves as Senior Vice President of the Fidelity Asset Management Division (2009-present) and is an employee of Fidelity Investments.

Joseph F. Zambello (54)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Adrien E. Deberghes (44)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes also serves as Vice President (2011-present) and Assistant Treasurer (2010-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (42)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Equity and High Income Funds. Ms. Dorsey also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

John R. Hebble (53)

Year of Election or Appointment: 2009

Assistant Treasurer of Fidelity's Equity and High Income Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), President and Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments.

Gary W. Ryan (53)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (43)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

Magellan designates 83% and 100% of the dividends distributed in May and December, respectively during the fiscal year as qualifying for the dividend-received deduction for corporate shareholders.

Magellan designates 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2013 of amounts for use in preparing 2012 income tax returns.

Annual Report

Investment Adviser

Fidelity Management &
Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.
Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company Quincy, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

MAG-UANN-0512
1.927080.101

Fidelity®

Magellan®

Fund -

Class K

Annual Report

March 31, 2012

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) website at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2012	Past 1 year	Past 5 years	Past 10 years
Class K A	-2.23%	-0.64%	1.61%

A The initial offering of Class K shares took place on May 9, 2008. Returns prior to May 9, 2008 are those of Fidelity Magellan Fund, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Magellan® Fund - Class K on March 31, 2002. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period. The initial offering of Class K took place on May 9, 2008. See above for additional information regarding the performance of Class K.

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. stocks rebounded sharply after a summer swoon, as signs of stabilization in the eurozone and better-than-expected U.S. economic and job growth sparked a strong late-period rally that helped several major equity benchmarks notch their biggest first-quarter percentage gains since 1998. Stocks began the 12-month period ending March 31, 2012, on good footing, but the deepening financial crisis in Europe, squabbles over the U.S. debt ceiling and the nation's historic credit-rating downgrade conspired against them throughout the summer and early fall. In October, however, stocks staged a spirited recovery, as investors regained their appetite for riskier assets, supported by improved manufacturing, consumer and employment data. The rally accelerated later in the period and the market broadened beyond high-quality large-cap companies as investor confidence continued to improve. For the full 12 months, the S&P 500® Index rose 8.54%, while the technology-heavy Nasdaq Composite® Index gained 12.31%. Six consecutive months of advances to end the period helped lift the blue-chip-laden Dow Jones Industrial AverageSM 10.18% for the year, and post its best first-quarter point gain in history. Looking abroad, prevailing debt woes curbed results for foreign developed-markets stocks, with the MSCI® EAFE® (Europe, Australasia, Far East) Index falling 5.65%.

Comments from Jeffrey Feingold, who became Portfolio Manager of Fidelity® Magellan® Fund on September 13, 2011: For the year, the fund's Class K shares returned -2.23%, significantly behind the S&P 500®. Security selection in the information technology, energy, consumer discretionary and health care sectors detracted, as did positioning in consumer staples. Individual disappointments included Green Mountain Coffee Roasters, maker of Keurig® coffee machines and single-serve K-cups®, whose share price plunged after I bought it in September. It was pressured by the company's modest earnings shortfall, concern over the expiration of its K-cup patent and uncertainty about the future of its relationship with Starbucks. In energy, shares of coal producer Alpha Natural Resources fell sharply after it reported weaker-than-expected earnings due to higher production costs, lower coal prices and the slowdown in China. Within tech, Corning, which makes LCD (liquid crystal display) glass for televisions and personal computers, saw its stock decline amid concerns over pricing and potential slowing in both the TV and PC markets. Conversely, the stock of Japanese Internet media company GREE soared, driven by strong growth in the U.S. and rapid inroads overseas. GREE and Green Mountain were not in the index, and some stocks mentioned were no longer in the portfolio at period end.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2011 to March 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

	Annualized Expense Ratio	Beginning Account Value October 1, 2011	Ending Account Value March 31, 2012	Expenses Paid During Period* October 1, 2011 to March 31, 2012
Magellan	.57%
Actual		$ 1,000.00	$ 1,257.70	$ 3.22
HypotheticalA		$ 1,000.00	$ 1,022.15	$ 2.88
Class K	.44%
Actual		$ 1,000.00	$ 1,258.50	$ 2.48
HypotheticalA		$ 1,000.00	$ 1,022.80	$ 2.23

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of March 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	6.5	6.6
Exxon Mobil Corp.	2.7	1.6
Chevron Corp.	2.6	1.8
JPMorgan Chase & Co.	2.5	0.0
Wells Fargo & Co.	2.5	2.3
General Electric Co.	1.9	1.1
Procter & Gamble Co.	1.7	1.5
Microsoft Corp.	1.7	0.0
Berkshire Hathaway, Inc. Class B	1.7	1.3
Citigroup, Inc.	1.7	1.4
	25.5
Top Five Market Sectors as of March 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	24.1	22.9
Financials	14.6	12.5
Consumer Discretionary	14.2	12.4
Energy	11.2	11.3
Industrials	10.9	10.8
Asset Allocation (% of fund's net assets)
As of March 31, 2012 *		As of September 30, 2011 **
	Stocks 98.1%		Stocks 96.3%
	Convertible Securities 0.1%		Convertible Securities 0.1%
	Short-Term Investments and Net Other Assets (Liabilities) 1.8%		Short-Term Investments and Net Other Assets (Liabilities) 3.6%
* Foreign investments	9.0%	** Foreign investments	16.2%

Annual Report

Investments March 31, 2012

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 14.0%
Auto Components - 0.2%
Autoliv, Inc.	498,600	$ 33,431
Diversified Consumer Services - 0.0%
Anhanguera Educacional Participacoes SA	119,100	1,435
Steiner Leisure Ltd. (a)	66,700	3,257
		4,692
Hotels, Restaurants & Leisure - 3.5%
Arcos Dorados Holdings, Inc.	1,047,299	18,946
Brinker International, Inc.	1,487,000	40,967
Chipotle Mexican Grill, Inc. (a)	98,800	41,298
Dunkin' Brands Group, Inc. (d)	2,392,798	72,047
Las Vegas Sands Corp.	323,000	18,595
McDonald's Corp.	2,473,100	242,611
Starbucks Corp.	2,446,212	136,719
		571,183
Household Durables - 2.6%
D.R. Horton, Inc.	5,511,911	83,616
Leggett & Platt, Inc. (d)	1,964,400	45,201
Lennar Corp. Class A (d)	3,262,685	88,680
Ryland Group, Inc. (d)	679,360	13,098
Tempur-Pedic International, Inc. (a)	977,076	82,495
Toll Brothers, Inc. (a)	3,273,654	78,535
Tupperware Brands Corp.	526,500	33,433
		425,058
Internet & Catalog Retail - 1.1%
Amazon.com, Inc. (a)	448,104	90,746
Groupon, Inc. Class A (a)(d)	348,500	6,405
Priceline.com, Inc. (a)	119,986	86,090
		183,241
Multiline Retail - 1.1%
Dollar General Corp. (a)	1,951,800	90,173
Dollar Tree, Inc. (a)	1,000,744	94,560
		184,733
Specialty Retail - 4.2%
AutoZone, Inc. (a)	247,300	91,946
Bed Bath & Beyond, Inc. (a)	931,400	61,258
Collective Brands, Inc. (a)	181,960	3,577
H&M Hennes & Mauritz AB (B Shares)	47,253	1,710
Limited Brands, Inc.	1,919,848	92,153
Lowe's Companies, Inc.	4,233,400	132,844
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
PetSmart, Inc.	919,600	$ 52,620
Sally Beauty Holdings, Inc. (a)	1,371,600	34,016
Teavana Holdings, Inc. (a)(d)	468,900	9,247
TJX Companies, Inc.	3,955,400	157,069
Tractor Supply Co.	648,100	58,692
		695,132
Textiles, Apparel & Luxury Goods - 1.3%
Deckers Outdoor Corp. (a)	178,653	11,264
Michael Kors Holdings Ltd.	96,400	4,491
PVH Corp.	719,204	64,246
Ralph Lauren Corp.	313,600	54,670
VF Corp.	551,630	80,527
		215,198
TOTAL CONSUMER DISCRETIONARY		2,312,668
CONSUMER STAPLES - 7.9%
Beverages - 1.6%
Anheuser-Busch InBev SA NV	390,360	28,428
Beam, Inc.	1,246,300	72,996
Dr Pepper Snapple Group, Inc.	1,964,673	79,000
Embotelladora Andina SA ADR	213,400	5,947
Pernod Ricard SA	334,500	34,975
SABMiller PLC	849,900	34,115
		255,461
Food & Staples Retailing - 1.3%
CVS Caremark Corp.	2,774,772	124,310
Drogasil SA	1,500,000	14,581
United Natural Foods, Inc. (a)	7	0
Wal-Mart de Mexico SA de CV Series V	5,108,100	17,189
Whole Foods Market, Inc.	696,713	57,967
		214,047
Food Products - 0.5%
Green Mountain Coffee Roasters, Inc. (a)(d)	1,084,800	50,812
Nestle SA	561,381	35,323
		86,135
Household Products - 3.0%
Colgate-Palmolive Co.	1,327,376	129,791
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Household Products - continued
Kimberly-Clark Corp.	1,092,038	$ 80,691
Procter & Gamble Co.	4,220,600	283,667
		494,149
Personal Products - 1.5%
Estee Lauder Companies, Inc. Class A	672,800	41,673
Herbalife Ltd.	1,358,500	93,492
Nu Skin Enterprises, Inc. Class A	1,709,981	99,025
Schiff Nutrition International, Inc. (a)(e)	1,489,798	18,310
		252,500
TOTAL CONSUMER STAPLES		1,302,292
ENERGY - 11.2%
Energy Equipment & Services - 1.5%
Cameron International Corp. (a)	1,068,700	56,459
Dresser-Rand Group, Inc. (a)	482,853	22,400
Ensco International Ltd. ADR	288,900	15,291
Helix Energy Solutions Group, Inc. (a)	803,300	14,299
McDermott International, Inc. (a)	1,176,000	15,065
National Oilwell Varco, Inc.	976,900	77,634
Schlumberger Ltd.	522,762	36,557
		237,705
Oil, Gas & Consumable Fuels - 9.7%
Alpha Natural Resources, Inc. (a)	1,068,770	16,256
Amyris, Inc. (a)	329,600	1,707
Anadarko Petroleum Corp.	1,153,700	90,381
Atlas Pipeline Partners, LP	221,500	7,837
Cabot Oil & Gas Corp.	1,219,818	38,022
Chesapeake Energy Corp.	1,026,300	23,779
Chevron Corp.	3,957,600	424,413
Exxon Mobil Corp.	5,220,324	452,759
Hess Corp.	996,700	58,755
HollyFrontier Corp.	1,293,100	41,573
Inergy Midstream LP	151,162	3,161
Marathon Oil Corp.	2,150,100	68,158
Marathon Petroleum Corp.	1,380,200	59,845
Murphy Oil Corp.	513,400	28,889
Occidental Petroleum Corp.	1,879,900	179,023
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Royal Dutch Shell PLC Class A sponsored ADR	928,200	$ 65,095
Valero Energy Corp.	1,635,900	42,157
		1,601,810
TOTAL ENERGY		1,839,515
FINANCIALS - 14.6%
Capital Markets - 1.6%
Charles Schwab Corp.	3,752,568	53,924
Morgan Stanley	8,415,768	165,286
TD Ameritrade Holding Corp.	1,882,076	37,152
		256,362
Commercial Banks - 4.2%
Aozora Bank Ltd.	2,202,000	6,400
Barclays PLC	4,321,184	16,284
CIT Group, Inc. (a)	397,600	16,397
First Republic Bank (a)	271,400	8,940
U.S. Bancorp	7,675,359	243,155
UMB Financial Corp.	11,000	492
Wells Fargo & Co.	11,876,955	405,479
		697,147
Consumer Finance - 0.5%
Capital One Financial Corp.	590,700	32,926
Discover Financial Services	500,000	16,670
SLM Corp.	1,799,600	28,362
		77,958
Diversified Financial Services - 4.8%
Bank of America Corp.	3,966,800	37,962
CBOE Holdings, Inc.	605,000	17,194
Citigroup, Inc.	7,562,816	276,421
CME Group, Inc.	87,800	25,403
JPMorgan Chase & Co.	8,994,898	413,585
ORIX Corp.	169,060	16,237
		786,802
Insurance - 2.2%
Berkshire Hathaway, Inc. Class B (a)	3,446,166	279,656
MetLife, Inc.	2,458,321	91,818
		371,474
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - 1.0%
American Tower Corp.	2,176,761	$ 137,179
CBL & Associates Properties, Inc.	1,783,763	33,749
		170,928
Real Estate Management & Development - 0.3%
Rialto Real Estate Fund LP (e)(h)(i)	500,000	38,476
RREF CMBS AIV, LP (e)(i)(j)	500,000	11,454
		49,930
TOTAL FINANCIALS		2,410,601
HEALTH CARE - 10.7%
Biotechnology - 4.3%
Achillion Pharmaceuticals, Inc. (a)	563,071	5,394
Acorda Therapeutics, Inc. (a)	750,000	19,913
Affymax, Inc. (a)	540,100	6,341
Alexion Pharmaceuticals, Inc. (a)	441,960	41,040
Alkermes PLC (a)	898,500	16,667
Alnylam Pharmaceuticals, Inc. (a)	306,300	3,391
Amgen, Inc.	2,023,466	137,575
Amicus Therapeutics, Inc. (a)(e)	4,363,900	23,041
Ardea Biosciences, Inc. (a)	685,900	14,925
ARIAD Pharmaceuticals, Inc. (a)	1,660,771	26,489
ArQule, Inc. (a)	2,562,563	17,964
Biogen Idec, Inc. (a)	987,404	124,383
BioMarin Pharmaceutical, Inc. (a)	1,278,539	43,790
Clinical Data, Inc. rights 4/4/18 (a)	988,714	0
Clovis Oncology, Inc. (d)	375,200	9,549
Dynavax Technologies Corp. (a)	870,800	4,406
Exelixis, Inc. (a)	656,684	3,402
Gilead Sciences, Inc. (a)	579,300	28,299
Halozyme Therapeutics, Inc. (a)	149,100	1,903
InterMune, Inc. (a)	691,000	10,137
Lexicon Pharmaceuticals, Inc. (a)	6,131,300	11,404
Medivation, Inc. (a)	260,100	19,435
Merrimack Pharmaceuticals, Inc.	285,300	1,766
Neurocrine Biosciences, Inc. (a)	1,799,693	14,344
NPS Pharmaceuticals, Inc. (a)	49,700	340
Synageva BioPharma Corp. (a)	260,120	9,331
Theravance, Inc. (a)	475,000	9,263
Threshold Pharmaceuticals, Inc. (a)(d)	2,331,900	20,521
United Therapeutics Corp. (a)	343,100	16,170
Vertex Pharmaceuticals, Inc. (a)	995,000	40,805
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Vical, Inc. (a)	2,756,700	$ 9,373
ZIOPHARM Oncology, Inc. (a)	1,331,069	7,188
		698,549
Health Care Equipment & Supplies - 0.9%
Alere, Inc. (a)	1,541,900	40,105
Covidien PLC	1,397,000	76,388
HeartWare International, Inc. (a)	319,500	20,988
MELA Sciences, Inc. (a)(d)	299,500	1,339
		138,820
Health Care Providers & Services - 2.9%
Aetna, Inc.	735,302	36,883
Brookdale Senior Living, Inc. (a)	878,244	16,441
Express Scripts, Inc. (a)	1,556,161	84,313
Health Net, Inc. (a)	452,200	17,961
McKesson Corp.	718,200	63,036
Medco Health Solutions, Inc. (a)	344,800	24,239
UnitedHealth Group, Inc.	2,688,200	158,443
WellPoint, Inc.	1,097,381	80,987
		482,303
Health Care Technology - 0.1%
athenahealth, Inc. (a)	273,700	20,287
Life Sciences Tools & Services - 0.2%
Illumina, Inc. (a)	671,400	35,322
Pharmaceuticals - 2.3%
Allergan, Inc.	19,300	1,842
AVANIR Pharmaceuticals Class A (a)	3,362,600	11,500
Elan Corp. PLC sponsored ADR (a)	2,986,400	44,826
Eli Lilly & Co.	2,364,979	95,238
GlaxoSmithKline PLC sponsored ADR	926,900	41,627
Jazz Pharmaceuticals PLC (a)	329,900	15,990
Optimer Pharmaceuticals, Inc. (a)	22,300	310
Sanofi SA sponsored ADR	1,680,804	65,131
Shire PLC sponsored ADR	319,500	30,273
Valeant Pharmaceuticals International, Inc. (Canada) (a)	797,000	42,736
ViroPharma, Inc. (a)	1,058,500	31,829
XenoPort, Inc. (a)	254,100	1,143
		382,445
TOTAL HEALTH CARE		1,757,726
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 10.9%
Aerospace & Defense - 3.1%
BE Aerospace, Inc. (a)	525,600	$ 24,425
Precision Castparts Corp.	420,000	72,618
Raytheon Co.	2,079,900	109,777
Rockwell Collins, Inc.	641,471	36,923
Textron, Inc.	1,799,910	50,091
United Technologies Corp.	2,616,500	217,013
		510,847
Airlines - 0.2%
Copa Holdings SA Class A	447,400	35,434
Building Products - 0.2%
Owens Corning (a)	1,170,152	42,161
Construction & Engineering - 0.7%
Fluor Corp.	1,604,078	96,309
MYR Group, Inc. (a)(e)	1,037,100	18,523
		114,832
Electrical Equipment - 1.4%
Alstom SA	222,119	8,668
AMETEK, Inc.	1,072,919	52,047
Cooper Industries PLC Class A	27,900	1,784
Emerson Electric Co.	1,776,263	92,685
Hubbell, Inc. Class B	481,200	37,813
Regal-Beloit Corp.	520,519	34,120
Roper Industries, Inc.	17,100	1,696
		228,813
Industrial Conglomerates - 1.9%
General Electric Co.	15,715,878	315,418
Machinery - 1.7%
Cummins, Inc.	1,549,070	185,950
Fanuc Corp.	53,200	9,525
Illinois Tool Works, Inc.	29,800	1,702
Ingersoll-Rand PLC	2,118,111	87,584
		284,761
Marine - 0.1%
DryShips, Inc. (a)	2,689,700	9,360
Professional Services - 1.5%
Advisory Board Co. (a)	21,568	1,911
Bureau Veritas SA	129,491	11,398
IHS, Inc. Class A (a)	186,000	17,419
Manpower, Inc.	1,095,720	51,904
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Professional Services - continued
Qualicorp SA	2,521,400	$ 21,611
Randstad Holding NV (d)	455,300	17,178
Robert Half International, Inc.	1,955,303	59,246
Towers Watson & Co.	1,034,349	68,339
		249,006
Road & Rail - 0.1%
Quality Distribution, Inc. (a)	968,100	13,340
TOTAL INDUSTRIALS		1,803,972
INFORMATION TECHNOLOGY - 24.1%
Communications Equipment - 2.7%
Acme Packet, Inc. (a)	287,900	7,923
Cisco Systems, Inc.	8,601,756	181,927
Motorola Solutions, Inc.	4,516,927	229,595
Polycom, Inc. (a)	1,651,873	31,501
Tessco Technologies, Inc.	11,130	283
		451,229
Computers & Peripherals - 7.5%
Apple, Inc. (a)	1,788,559	1,072,184
EMC Corp. (a)	3,483,856	104,098
Gemalto NV	272,110	17,960
SanDisk Corp. (a)	830,200	41,170
		1,235,412
Electronic Equipment & Components - 0.3%
Arrow Electronics, Inc. (a)	1,124,270	47,186
Internet Software & Services - 2.8%
Baidu.com, Inc. sponsored ADR (a)	287,300	41,880
Bankrate, Inc.	66,800	1,653
Bazaarvoice, Inc.	59,800	1,188
Cornerstone OnDemand, Inc.	1,754,100	38,310
Demandware, Inc.	29,700	885
eBay, Inc. (a)	2,782,710	102,654
Google, Inc. Class A (a)	347,100	222,574
Mail.ru Group Ltd.:
GDR (a)(f)	40,300	1,590
GDR (Reg. S) (a)	475,500	18,758
Saba Software, Inc. (a)	276,234	2,710
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
VeriSign, Inc.	327,500	$ 12,556
Yandex NV	565,500	15,195
		459,953
IT Services - 3.8%
Cognizant Technology Solutions Corp. Class A (a)	2,454,775	188,895
EPAM Systems, Inc.	243,200	4,990
Fiserv, Inc. (a)	571,857	39,681
IBM Corp.	1,319,500	275,314
MasterCard, Inc. Class A	178,900	75,235
Paychex, Inc.	1,278,000	39,605
		623,720
Semiconductors & Semiconductor Equipment - 2.1%
ASML Holding NV	574,901	28,826
Avago Technologies Ltd.	665,888	25,950
Broadcom Corp. Class A	1,083,993	42,601
Cirrus Logic, Inc. (a)	280,103	6,666
Freescale Semiconductor Holdings I Ltd.	1,160,126	17,854
Intersil Corp. Class A	726,700	8,139
KLA-Tencor Corp.	374,622	20,387
Marvell Technology Group Ltd. (a)	2,687,300	42,271
NVIDIA Corp. (a)	1,629,618	25,080
NXP Semiconductors NV (a)	2,338,400	62,225
Skyworks Solutions, Inc. (a)	1,434,800	39,672
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,691,935	25,853
TriQuint Semiconductor, Inc. (a)	1,216,900	8,391
		353,915
Software - 4.9%
Aspen Technology, Inc. (a)	1,182,400	24,275
Autodesk, Inc. (a)	936,400	39,628
Check Point Software Technologies Ltd. (a)	55,900	3,569
Citrix Systems, Inc. (a)	805,700	63,578
Fortinet, Inc. (a)	618,500	17,102
Guidewire Software, Inc.	328,594	10,114
Jive Software, Inc. (d)	354,273	9,622
Kenexa Corp. (a)	643,900	20,115
MICROS Systems, Inc. (a)	484,700	26,799
Microsoft Corp.	8,789,000	283,445
Nexon Co. Ltd. (d)	374,700	6,597
Red Hat, Inc. (a)	692,357	41,465
salesforce.com, Inc. (a)	1,305,779	201,756
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Sourcefire, Inc. (a)	365,500	$ 17,592
VMware, Inc. Class A (a)	243,715	27,386
Zynga, Inc. (d)	528,500	6,950
		799,993
TOTAL INFORMATION TECHNOLOGY		3,971,408
MATERIALS - 2.9%
Chemicals - 1.8%
Albemarle Corp.	259,307	16,575
CF Industries Holdings, Inc.	263,000	48,037
LyondellBasell Industries NV Class A	798,300	34,846
Monsanto Co.	1,160,000	92,522
Praxair, Inc.	645,632	74,015
W.R. Grace & Co. (a)	591,105	34,166
		300,161
Metals & Mining - 1.1%
AngloGold Ashanti Ltd. sponsored ADR	268,879	9,927
Barrick Gold Corp.	225,400	9,795
Commercial Metals Co.	1,168,600	17,319
Goldcorp, Inc.	243,201	10,961
Ivanhoe Mines Ltd. (a)	1,956,480	30,773
Newcrest Mining Ltd.	325,893	10,016
Newmont Mining Corp.	870,300	44,620
Nucor Corp.	38,400	1,649
Reliance Steel & Aluminum Co.	457,600	25,845
Royal Gold, Inc.	160,300	10,455
		171,360
TOTAL MATERIALS		471,521
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.0%
inContact, Inc. (a)	363,600	2,029
Wireless Telecommunication Services - 0.7%
SBA Communications Corp. Class A (a)	2,385,263	121,195
TOTAL TELECOMMUNICATION SERVICES		123,224
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 0.9%
Electric Utilities - 0.9%
Edison International	1,374,878	$ 58,446
NextEra Energy, Inc.	1,406,200	85,891
		144,337
TOTAL COMMON STOCKS (Cost $13,561,300)		16,137,264
Nonconvertible Preferred Stocks - 0.2%

CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.2%
Volkswagen AG (Cost $36,754)	193,500	34,025
Convertible Bonds - 0.1%
Principal Amount (000s)
MATERIALS - 0.1%
Metals & Mining - 0.1%
Ivanplats Ltd. 8% 11/10/14 pay-in-kind (g)(i) (Cost $10,249)	$ 9,882	10,249
Money Market Funds - 3.1%
	Shares
Fidelity Cash Central Fund, 0.14% (b)	407,584,601	407,585
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	107,134,746	107,135
TOTAL MONEY MARKET FUNDS (Cost $514,720)		514,720
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $14,123,023)		16,696,258
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(217,862)
NET ASSETS - 100%		$ 16,478,396
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,590,000 or 0.0% of net assets.

(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(h) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes which is owned by the Fund.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $60,179,000 or 0.4% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Ivanplats Ltd. 8% 11/10/14 pay-in-kind	3/28/12	$ 10,249
Rialto Real Estate Fund LP	2/24/11 - 3/26/12	$ 32,703
RREF CMBS AIV, LP	8/10/11 - 3/26/12	$ 9,533
(j) Investment represents the Fund's ownership interest in a limited partnership, which is under common ownership and management with Rialto Real Estate Fund, LP.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 428
Fidelity Securities Lending Cash Central Fund	13,078
Total	$ 13,506
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Amicus Therapeutics, Inc.	$ -	$ 24,918	$ -	$ -	$ 23,041
Applied Materials, Inc.	1,033,881	-	809,094	6,755	-
Brookdale Senior Living, Inc.	301,255	-	166,335	-	-
D.R. Horton, Inc.	186,271	-	107,111	1,691	-
eAccess Ltd.	87,922	37,724	63,273	552	-
Eagle Materials, Inc.	81,820	-	46,779	457	-
EnerSys	107,178	-	54,606	-	-
Equifax, Inc.	290,802	-	262,158	1,038	-
Greatbatch, Inc.	61,342	-	46,980	-	-
Integra LifeSciences Holdings Corp.	71,130	-	46,506	-	-
KB Home	50,855	-	25,102	511	-
MYR Group, Inc.	24,807	-	-	-	18,523
Peak Sport Products Co. Ltd.	40,201	52,998	35,211	2,127	-
PT Lippo Karawaci Tbk	86,026	10,081	101,311	549	-
Rialto Real Estate Fund LP	19,805	22,067	9,892	618	38,476
RREF CMBS AIV, LP	-	9,533	-	101	11,454
Schiff Nutrition International, Inc.	-	14,666	-	-	18,310
Terreno Realty Corp.	17,230	-	12,684	191	-
The St. Joe Co.	171,830	37,508	123,900	-	-
Toll Brothers, Inc.	254,105	-	156,690	-	-
United Natural Foods, Inc.	200,226	-	167,497	-	-
Total	$ 3,086,686	$ 209,495	$ 2,235,129	$ 14,590	$ 109,804
Other Information

The following is a summary of the inputs used, as of March 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 2,346,693	$ 2,346,693	$ -	$ -
Consumer Staples	1,302,292	1,273,864	28,428	-
Energy	1,839,515	1,839,515	-	-
Financials *	2,410,601	2,321,750	38,921	49,930
Health Care	1,757,726	1,757,726	-	-
Industrials	1,803,972	1,794,447	9,525	-
Information Technology	3,971,408	3,964,811	6,597	-
Materials	471,521	471,521	-	-
Telecommunication Services	123,224	123,224	-	-
Utilities	144,337	144,337	-	-
Corporate Bonds	10,249	-	-	10,249
Money Market Funds	514,720	514,720	-	-
Total Investments in Securities:	$ 16,696,258	$ 16,552,608	$ 83,471	$ 60,179
* The Fund has an unfunded commitment of $7,764 outstanding as of period end.
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 19,805
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	8,417
Cost of Purchases	41,849
Proceeds of Sales	(9,892)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 60,179
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2012	$ 8,417

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	March 31, 2012

Assets
Investment in securities, at value (including securities loaned of $104,129) - See accompanying schedule: Unaffiliated issuers (cost $13,513,001)	$ 16,071,734
Fidelity Central Funds (cost $514,720)	514,720
Other affiliated issuers (cost $95,302)	109,804
Total Investments (cost $14,123,023)		$ 16,696,258
Cash		6,276
Receivable for investments sold		86,495
Receivable for fund shares sold		4,056
Dividends receivable		12,805
Interest receivable		309
Distributions receivable from Fidelity Central Funds		519
Receivable for daily variation margin on futures contracts		391
Prepaid expenses		23
Other receivables		1,574
Total assets		16,808,706

Liabilities
Payable for investments purchased	$ 66,939
Payable for fund shares redeemed	148,267
Accrued management fee	4,145
Other affiliated payables	2,295
Other payables and accrued expenses	1,529
Collateral on securities loaned, at value	107,135
Total liabilities		330,310

Net Assets		$ 16,478,396
Net Assets consist of:
Paid in capital		$ 15,310,644
Undistributed net investment income		30,178
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,435,680)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,573,254
Net Assets		$ 16,478,396

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	March 31, 2012

Magellan: Net Asset Value, offering price and redemption price per share ($13,664,547 ÷ 186,426 shares)	$ 73.30

Class K: Net Asset Value, offering price and redemption price per share ($2,813,849 ÷ 38,421 shares)	$ 73.24

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended March 31, 2012

Investment Income
Dividends (including $14,590 earned from other affiliated issuers)		$ 204,656
Interest		919
Income from Fidelity Central Funds (including $13,078 from security lending)		13,506
Total income		219,081

Expenses
Management fee Basic fee	$ 100,035
Performance adjustment	(37,938)
Transfer agent fees	28,720
Accounting and security lending fees	1,675
Custodian fees and expenses	608
Independent trustees' compensation	115
Depreciation in deferred trustee compensation account	(2)
Registration fees	96
Audit	224
Legal	115
Interest	3
Miscellaneous	210
Total expenses before reductions	93,861
Expense reductions	(1,727)	92,134
Net investment income (loss)		126,947
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,677,498
Other affiliated issuers	(469,546)
Foreign currency transactions	(5,174)
Futures contracts	(778)
Total net realized gain (loss)		1,202,000
Change in net unrealized appreciation (depreciation) on: Investment securities	(2,242,753)
Assets and liabilities in foreign currencies	(82)
Total change in net unrealized appreciation (depreciation)		(2,242,835)
Net gain (loss)		(1,040,835)
Net increase (decrease) in net assets resulting from operations		$ (913,888)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended March 31, 2012	Year ended March 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 126,947	$ 192,681
Net realized gain (loss)	1,202,000	163,889
Change in net unrealized appreciation (depreciation)	(2,242,835)	2,240,186
Net increase (decrease) in net assets resulting from operations	(913,888)	2,596,756
Distributions to shareholders from net investment income	(109,872)	(183,103)
Distributions to shareholders from net realized gain	(6,512)	(23,072)
Total distributions	(116,384)	(206,175)
Share transactions - net increase (decrease)	(5,372,611)	(4,632,398)
Total increase (decrease) in net assets	(6,402,883)	(2,241,817)

Net Assets
Beginning of period	22,881,279	25,123,096
End of period (including undistributed net investment income of $30,178 and undistributed net investment income of $21,675, respectively)	$ 16,478,396	$ 22,881,279

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Magellan

Years ended March 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 75.56	$ 67.56	$ 44.63	$ 82.26	$ 91.32
Income from Investment Operations
Net investment income (loss) B	.47	.56 E	.29	.32	.34
Net realized and unrealized gain (loss)	(2.30)	8.05	23.02	(34.98)	2.72
Total from investment operations	(1.83)	8.61	23.31	(34.66)	3.06
Distributions from net investment income	(.41)	(.54)	(.36)	(.11)	(.44)
Distributions from net realized gain	(.02)	(.07)	(.02)	(2.86)	(11.68)
Total distributions	(.43)	(.61)	(.38)	(2.97)	(12.12)
Net asset value, end of period	$ 73.30	$ 75.56	$ 67.56	$ 44.63	$ 82.26
Total Return A	(2.36)%	12.82%	52.33%	(43.81)%	2.08%
Ratios to Average Net Assets C,F
Expenses before reductions	.54%	.60%	.75%	.71%	.73%
Expenses net of fee waivers, if any	.54%	.60%	.75%	.71%	.73%
Expenses net of all reductions	.53%	.59%	.74%	.71%	.72%
Net investment income (loss)	.69%	.83% E	.49%	.51%	.37%
Supplemental Data
Net assets, end of period (in millions)	$ 13,665	$ 19,398	$ 22,628	$ 17,225	$ 38,322
Portfolio turnover rate D	99%	42%	39%	67%	57%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .63%.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class K

Years ended March 31,	2012	2011	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 75.51	$ 67.53	$ 44.61	$ 85.82
Income from Investment Operations
Net investment income (loss) D	.56	.65 G	.38	.30
Net realized and unrealized gain (loss)	(2.30)	8.04	23.02	(41.32)
Total from investment operations	(1.74)	8.69	23.40	(41.02)
Distributions from net investment income	(.50)	(.64)	(.46)	(.19)
Distributions from net realized gain	(.02)	(.07)	(.02)	-
Total distributions	(.53) J	(.71)	(.48)	(.19)
Net asset value, end of period	$ 73.24	$ 75.51	$ 67.53	$ 44.61
Total Return B,C	(2.23)%	12.97%	52.59%	(47.79)%
Ratios to Average Net Assets E,I
Expenses before reductions	.42%	.46%	.59%	.55% A
Expenses net of fee waivers, if any	.42%	.46%	.59%	.55% A
Expenses net of all reductions	.41%	.46%	.58%	.55% A
Net investment income (loss)	.82%	.97% G	.65%	.79% A
Supplemental Data
Net assets, end of period (in millions)	$ 2,814	$ 3,483	$ 2,495	$ 1,415
Portfolio turnover rate F	99%	42%	39%	67%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .77%.

H For the period May 9, 2008 (commencement of sale of shares) to March 31, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.53 per share is comprised of distributions from net investment income of $.504 and distributions from net realized gain of $.022 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended March 31, 2012

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Magellan® Fund (the Fund) is a fund of Fidelity Magellan Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Magellan and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Annual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of March 31, 2012, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Annual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of March 31, 2012, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 2,966,805
Gross unrealized depreciation	(418,132)
Net unrealized appreciation (depreciation) on securities and other investments	$ 2,548,673

Tax Cost	$ 14,147,585

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 31,573
Capital loss carryforward	$ (1,392,267)
Net unrealized appreciation (depreciation)	$ 2,548,692

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. Capital loss carryforwards were as follows:

Fiscal year of expiration
2018	$ (1,392,267)

The tax character of distributions paid was as follows:

	March 31, 2012	March 31, 2011
Ordinary Income	$ 116,384	$ 206,175

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including futures contracts, in order to meet its investment objectives. The strategy is to use derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

5. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

The underlying face amount at value of open futures contracts at period end, if any, is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Cash deposited to meet initial margin requirements is shown as segregated cash in the Statement of Assets and Liabilities.

During the period the Fund recognized net realized gain (loss) of $(778) related to its investment in futures contracts. This amount is included in the Statement of Operations.

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $17,799,307 and $23,224,825, respectively.

Annual Report

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Magellan as compared to an appropriate benchmark index. For the period, the total annual management fee rate, including the performance adjustment, was .35% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Magellan. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Magellan	$ 27,240.18
Class K	1,480.05
	$ 28,720

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $719 for the period.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

7. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 37,329.35%		$ 3

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $50 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $4,519. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds and includes $284 from securities loaned to FCM.

Annual Report

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1,727 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and Class K's transfer agent expenses by two hundred thirteen dollars and one hundred ninety dollars, respectively.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended March 31,	2012	2011
From net investment income
Magellan	$ 88,381	$ 155,880
Class K	21,491	27,223
Total	$ 109,872	$ 183,103
From net realized gain
Magellan	$ 5,520	$ 20,450
Class K	992	2,622
Total	$ 6,512	$ 23,072

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended March 31,	2012	2011	2012	2011
Magellan
Shares sold	6,338	13,052	$ 433,996	$ 874,215
Reinvestment of distributions	1,358	2,460	89,962	169,801
Shares redeemed	(78,006)	(93,705)	(5,386,827)	(6,286,234)
Net increase (decrease)	(70,310)	(78,193)	$ (4,862,869)	$ (5,242,218)
Class K
Shares sold	13,283	21,632	$ 902,426	$ 1,466,317
Reinvestment of distributions	341	432	22,483	29,845
Shares redeemed	(21,336)	(12,884)	(1,434,651)	(886,342)
Net increase (decrease)	(7,712)	9,180	$ (509,742)	$ 609,820

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees and Shareholders of Fidelity Magellan Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Magellan Fund at March 31, 2012 the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Magellan Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

May 17, 2012

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 228 funds advised by FMR or an affiliate. Mr. Curvey oversees 432 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Acting Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
James C. Curvey (76)

Year of Election or Appointment: 2007

Mr. Curvey is Trustee and Acting Chairman of the Board of Trustees of certain Trusts. Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Ronald P. O'Hanley (55)

Year of Election or Appointment: 2011

Mr. O'Hanley is Director of FMR Co., Inc. (2010-present), Director of Fidelity Investments Money Management, Inc. (2010-present), Director of Fidelity Research & Analysis Company (2010-present), President of Fidelity Asset Management and Corporate Services and a member of Fidelity's Executive Committee (2010-present). Previously, Mr. O'Hanley served as President and Chief Executive Officer of BNY Mellon Asset Management (2007-2010). Mr. O'Hanley also served as Vice Chairman of Bank New York Mellon Corp. and a member of that firm's Executive Committee. Prior to the 2007 merger of The Bank of New York and Mellon Financial Corporation, he was Vice Chairman of Mellon Financial Corporation and President and Chief Executive Officer of Mellon Asset Management. He joined Mellon in February 1997. Mr. O'Hanley currently serves as Chairman of the Boston Public Library Foundation Board of Directors and sits on the Board of Directors of Beth Israel Deaconess Medical Center, the Board of Trustees of the Marine Biological Laboratory and the Advisory Board of the Maxwell School of Citizenship and Public Administration at Syracuse University. Mr. O'Hanley also chairs the Council on Asset Management for the Financial Services Roundtable and is a member of the Board of Directors of Institutional Investor's U.S. Institute.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (63)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (58)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's, Inc. (restaurant and entertainment complexes, 2010-present), The Hillman Companies, Inc. (hardware wholesalers, 2010-present), and Bristol-Myers Squibb Company (global pharmaceuticals, 2007-present). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for the Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (68)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is also a member of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (1999-present); a member of the Board of Trustees of Fairfield University (2005-present); and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (67)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Robert W. Selander (61)

Year of Election or Appointment: 2011

Previously, Mr. Selander served as a Member of the Advisory Board of Fidelity's Equity and High Income Funds (2011), Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (67)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors of the Teagle Foundation (2009-present). Ms. Small is also a member of the Investment Committee, and Chair (2008-present) and a member of the Board of Trustees of Smith College. In addition, Ms. Small serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (72)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Vice Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of Univar (global distributor of commodity and specialty chemicals, 2010-present), a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment, 2005-present). Mr. Stavropoulos is a special advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (62)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (61)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), as a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

Annual Report

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Members and Executive Officers:

Correspondence intended for each executive officer Edward C. Johnson 3d, and Peter S. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (81)

Year of Election or Appointment: 2011

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC, and also serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as a Trustee and Chairman of the Board of certain Fidelity Trusts, Chairman and a Director of FMR, Chairman and a Director of FMR Co., Inc., and President of FMR LLC (2006-2007).

Peter S. Lynch (68)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (42)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as President and Treasurer (2010-present) and Assistant Treasurer (2009-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Bruce T. Herring (46)

Year of Election or Appointment: 2006

Vice President of certain Equity Funds. Mr. Herring also serves as President of Fidelity Research & Analysis Company (2010-present), Chief Investment Officer and Director of Fidelity Management & Research (U.K.) Inc. (2010-present) and Group Chief Investment Officer of FMR. Previously, Mr. Herring served as Vice President (2005-2006) and Senior Vice President (2006-2007) of Fidelity Management & Research Company, Vice President of FMR Co., Inc. (2001-2007) and as a portfolio manager for Fidelity U.S. Equity Funds.

Brian B. Hogan (47)

Year of Election or Appointment: 2009

Vice President of Equity and High Income Funds. Mr. Hogan also serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Scott C. Goebel (44)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (43)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Holly C. Laurent (57)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (53)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Joseph A. Hanlon (43)

Year of Election or Appointment: 2012

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Hanlon serves as Senior Vice President of the Fidelity Asset Management Division (2009-present) and is an employee of Fidelity Investments.

Joseph F. Zambello (54)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Adrien E. Deberghes (44)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes also serves as Vice President (2011-present) and Assistant Treasurer (2010-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (42)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Equity and High Income Funds. Ms. Dorsey also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

John R. Hebble (53)

Year of Election or Appointment: 2009

Assistant Treasurer of Fidelity's Equity and High Income Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), President and Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments.

Gary W. Ryan (53)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (43)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

Class K designates 67% and 100% of the dividends distributed in May and December, respectively during the fiscal year as qualifying for the dividend-received deduction for corporate shareholders.

Class K designates 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2013 of amounts for use in preparing 2012 income tax returns.

Annual Report

Investment Adviser

Fidelity Management &
Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.
Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company Quincy, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

MAG-K-UANN-0512
1.863176.103

Item 2. Code of Ethics

As of the end of the period, March 31, 2012, Fidelity Magellan Fund (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Joseph Mauriello is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Mauriello is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to Fidelity Magellan Fund (the "Fund"):

Services Billed by PwC

March 31, 2012 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Magellan Fund	$193,000	$-	$4,500	$9,200

March 31, 2011 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Magellan Fund	$204,000	$-	$4,500	$15,300

A Amounts may reflect rounding.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund ("Fund Service Providers"):

Services Billed by PwC

	March 31, 2012A	March 31, 2011A
Audit-Related Fees	$3,795,000	$2,550,000
Tax Fees	$-	$-
All Other Fees	$-	$510,000

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Fund, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund are as follows:

Billed By	March 31, 2012 A	March 31, 2011 A
PwC	$4,995,000	$4,935,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Fund, taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund and its related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund's last two fiscal years relating to services provided to (i) the Fund or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Magellan Fund

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 25, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	May 25, 2012